T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.2%
COMMUNICATION SERVICES 2.7%

Diversified Telecommunication Services 0.8%
GCI Liberty, Class A (1)	7,826	486
Vonage Holdings (1)	25,928	293
		779
Entertainment 0.5%
Live Nation Entertainment (1)	2,874	190
Take-Two Interactive Software (1)	2,440	306
		496
Media 1.4%
Cable One	383	480
Gray Television (1)	19,841	324
MSG Networks, Class A (1)	7,940	129
Nexstar Media Group, Class A	4,680	479
		1,412
Total Communication Services		2,687
CONSUMER DISCRETIONARY 11.0%

Auto Components 0.6%
Gentex	14,460	398
Lear	1,859	219
		617
Automobiles 0.3%
Thor Industries	5,679	322
		322
Distributors 0.2%
LKQ (1)	7,760	244
		244
Diversified Consumer Services 1.6%
Bright Horizons Family Solutions (1)	1,480	226
Graham Holdings, Class B	460	305
K12 (1)	11,257	297
Service Corporation International	10,830	518
First Page Footer
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

ServiceMaster Global Holdings (1)	4,214	236
		1,582
Hotels, Restaurants & Leisure 5.0%
Aramark	12,053	525
Boyd Gaming	16,820	403
Choice Hotels International (2)	5,040	448
Churchill Downs	1,884	233
Darden Restaurants	2,838	336
Denny's (1)	6,779	154
Domino's Pizza	1,040	254
Penn National Gaming (1)	18,264	340
Ruth's Hospitality Group	11,650	238
Six Flags Entertainment	4,558	232
Texas Roadhouse	5,370	282
Vail Resorts	2,715	618
Wendy's	20,320	406
Wyndham Destinations	5,160	237
Wyndham Hotels & Resorts	3,191	165
		4,871
Household Durables 1.3%
Cavco Industries (1)	1,070	206
Helen of Troy (1)	2,671	421
NVR (1)	176	654
		1,281
Multiline Retail 0.1%
Nordstrom (2)	4,032	136
		136
Specialty Retail 1.1%
Aaron's	6,050	389
Burlington Stores (1)	2,010	401
Foot Locker	5,583	241
		1,031
Textiles, Apparel & Luxury Goods 0.8%
Deckers Outdoor (1)	1,760	259
Ralph Lauren	1,906	182

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Steven Madden	8,770	314
		755
Total Consumer Discretionary		10,839
CONSUMER STAPLES 3.0%
Beverages 0.2%
Coca-Cola Consolidated	541	164
		164
Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings (1)	13,730	355
Casey's General Stores	2,258	364
Sprouts Farmers Market (1)	11,040	214
US Foods Holding (1)	11,611	477
		1,410
Food Products 1.0%
Ingredion	3,204	262
John B. Sanfilippo & Son	2,537	245
Post Holdings (1)	4,119	436
		943
Household Products 0.2%
Church & Dwight	2,745	207
		207
Personal Products 0.2%
Herbalife Nutrition (1)	4,861	184
		184
Total Consumer Staples		2,908
ENERGY 2.5%
Energy Equipment & Services 0.4%
Apergy (1)	7,968	216
Keane Group (1)	32,990	200
		416
Oil, Gas & Consumable Fuels 2.1%
Concho Resources	2,994	203
Delek U.S. Holdings	3,210	116
Diamondback Energy	1,932	174
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

HollyFrontier	5,269	283
Magnolia Oil & Gas, Class A (1)(2)	16,110	179
Matador Resources (1)	8,091	134
Murphy Oil (2)	12,966	287
ONEOK	4,228	311
WPX Energy (1)	32,426	343
		2,030
Total Energy		2,446
FINANCIALS 16.1%

Banks 7.1%
Ameris Bancorp	7,501	302
Associated Banc-Corp	11,239	228
Bank of Hawaii	5,090	437
BankUnited	9,452	318
BOK Financial	3,463	274
Bridge Bancorp	6,589	195
CenterState Bank	14,980	359
Commerce Bancshares (2)	7,425	450
Cullen/Frost Bankers (2)	3,410	302
East West Bancorp	8,305	368
Enterprise Financial Services	7,080	288
First Citizens BancShares, Class A	1,010	476
Heartland Financial USA	4,797	215
Huntington Bancshares	22,333	319
Nicolet Bankshares (1)	3,340	222
Prosperity Bancshares (2)	3,044	215
Signature Bank	3,190	380
SVB Financial Group (1)	617	129
Synovus Financial	8,107	290
TriState Capital Holdings (1)	11,985	252
WesBanco	5,534	207
Western Alliance Bancorp	8,330	384
Zions Bancorp	7,700	343
		6,953

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Capital Markets 1.7%
Blucora (1)	7,034	152
Cboe Global Markets	3,040	349
E*TRADE Financial	4,388	192
FactSet Research Systems	1,510	367
MarketAxess Holdings	1,019	334
MSCI	444	97
Raymond James Financial	2,330	192
		1,683
Consumer Finance 0.5%
Credit Acceptance (1)	890	410
SLM	10,498	93
		503
Insurance 6.1%
American Financial Group	3,348	361
Argo Group International Holdings	5,250	369
Arthur J. Gallagher	5,780	518
Assurant	3,755	472
Everest Re Group	1,327	353
First American Financial	5,730	338
Globe Life	5,438	521
Hanover Insurance Group	3,268	443
James River Group Holdings	5,320	273
Kemper	4,710	367
Old Republic International	15,458	364
Primerica	3,087	393
Reinsurance Group of America	2,533	405
Safety Insurance Group	2,590	262
Selective Insurance Group	3,971	299
Universal Insurance Holdings	7,510	225
		5,963
Thrifts & Mortgage Finance 0.7%
Federal Agricultural Mortgage, Class C	3,959	323

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Radian Group	16,055	367
		690
Total Financials		15,792
HEALTH CARE 13.2%

Biotechnology 3.3%
ACADIA Pharmaceuticals (1)	4,357	157
Acceleron Pharma (1)	996	39
Agios Pharmaceuticals (1)(2)	1,207	39
Aimmune Therapeutics (1)(2)	1,828	38
Alkermes (1)	5,028	98
Alnylam Pharmaceuticals (1)	1,182	95
Bluebird Bio (1)(2)	677	62
Blueprint Medicines (1)	1,471	108
CRISPR Therapeutics (1)(2)	1,370	56
Emergent BioSolutions (1)	4,026	211
Enanta Pharmaceuticals (1)	245	15
Exelixis (1)	6,567	116
FibroGen (1)	1,864	69
Genomic Health (1)	2,286	155
Global Blood Therapeutics (1)(2)	2,375	115
Immunomedics (1)(2)	5,280	70
Insmed (1)(2)	1,278	23
Ionis Pharmaceuticals (1)	2,466	148
Ligand Pharmaceuticals (1)(2)	1,011	101
Mirati Therapeutics (1)(2)	650	51
Neurocrine Biosciences (1)	2,191	197
PTC Therapeutics (1)	1,660	56
Repligen (1)	2,760	212
Sage Therapeutics (1)(2)	1,638	230
Sarepta Therapeutics (1)(2)	1,789	135
Seattle Genetics (1)	3,612	308
Spark Therapeutics (1)	1,448	140
Ultragenyx Pharmaceutical (1)	2,089	89
uniQure (1)(2)	1,566	62
Xencor (1)(2)	2,611	88
		3,283
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Health Care Equipment & Supplies 4.9%
Cooper	1,405	417
DexCom (1)	2,170	324
Exact Sciences (1)	3,315	300
Haemonetics (1)	2,838	358
Hill-Rom Holdings	3,903	411
Hologic (1)	7,134	360
ICU Medical (1)	1,782	285
Insulet (1)(2)	1,310	216
Lantheus Holdings (1)	10,530	264
Masimo (1)	1,865	278
Merit Medical Systems (1)	1,974	60
NuVasive (1)	1,630	103
ResMed	926	125
STERIS	3,130	452
Teleflex	925	314
Varian Medical Systems (1)	1,560	186
West Pharmaceutical Services	2,518	357
		4,810
Health Care Providers & Services 1.6%
AMN Healthcare Services (1)	5,770	332
Centene (1)	6,590	285
Ensign Group	6,960	330
Molina Healthcare (1)	2,450	269
Providence Service (1)	2,680	159
WellCare Health Plans (1)	921	239
		1,614
Health Care Technology 0.4%
Simulations Plus	3,130	108
Tabula Rasa HealthCare (1)(2)	2,584	142
Veeva Systems, Class A (1)	600	92
		342
Life Sciences Tools & Services 1.9%
Charles River Laboratories International (1)	2,842	376
IQVIA Holdings (1)	1,643	246

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Medpace Holdings (1)	5,450	458
PerkinElmer	4,325	368
PRA Health Sciences (1)	4,035	400
		1,848
Pharmaceuticals 1.1%
Catalent (1)	6,286	300
Elanco Animal Health (1)	7,750	206
Jazz Pharmaceuticals (1)	1,316	169
MyoKardia (1)(2)	1,627	85
Phibro Animal Health, Class A	5,500	117
Prestige Consumer Healthcare (1)	3,591	124
Supernus Pharmaceuticals (1)	3,886	107
		1,108
Total Health Care		13,005
INDUSTRIALS & BUSINESS SERVICES 15.4%

Aerospace & Defense 3.3%
Aerojet Rocketdyne Holdings (1)	11,785	595
Curtiss-Wright	3,165	410
HEICO, Class A	4,400	428
Hexcel	4,150	341
Huntington Ingalls Industries	767	163
L3Harris Technologies	1,713	357
Moog, Class A	2,666	216
Spirit AeroSystems Holdings, Class A	4,452	366
Teledyne Technologies (1)	1,229	396
		3,272
Air Freight & Logistics 0.2%
XPO Logistics (1)(2)	1,969	141
		141
Airlines 0.2%
Alaska Air Group	3,647	237
		237
Building Products 1.2%
Fortune Brands Home & Security	6,410	351
Lennox International	920	223
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Owens Corning	4,671	295
Patrick Industries (1)	7,041	302
		1,171
Commercial Services & Supplies 2.0%
Casella Waste Systems, Class A (1)	8,186	351
Copart (1)	1,391	112
frontdoor (1)	4,757	231
IAA (1)	7,034	294
KAR Auction Services (2)	15,394	378
Rollins	4,679	159
UniFirst	2,051	400
		1,925
Construction & Engineering 0.7%
Comfort Systems USA	6,250	276
EMCOR Group	5,272	454
		730
Electrical Equipment 0.9%
Atkore International Group (1)	8,177	248
Hubbell	2,260	297
nVent Electric	7,834	173
Regal Beloit	2,846	207
		925
Industrial Conglomerates 0.5%
Carlisle Companies	3,485	507
		507
Machinery 3.5%
Allison Transmission Holdings	8,571	403
Crane	2,490	201
EnPro Industries	3,280	225
Gardner Denver Holdings (1)	10,340	293
Hillenbrand	6,868	212
IDEX	1,000	164
ITT	5,900	361
Kadant	2,680	235
Milacron Holdings (1)	15,400	257

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Nordson	2,050	300
Oshkosh	3,010	228
Rexnord (1)	8,680	235
Toro	4,698	344
		3,458
Professional Services 1.2%
ASGN (1)	5,880	369
Equifax	668	94
IHS Markit (1)	6,200	415
Insperity	2,604	257
		1,135
Road & Rail 1.2%
Kansas City Southern	2,762	368
Landstar System	3,420	385
Old Dominion Freight Line	2,702	459
		1,212
Trading Companies & Distributors 0.5%
HD Supply Holdings (1)	9,080	356
Kaman	1,701	101
		457
Total Industrials & Business Services		15,170
INFORMATION TECHNOLOGY 14.6%

Communications Equipment 0.4%
AudioCodes	10,500	198
Ubiquiti (2)	1,080	128
		326
Electronic Equipment, Instruments & Components 2.8%
CDW	4,347	536
Coherent (1)	1,218	187
Keysight Technologies (1)	3,983	387
Littelfuse	1,790	317
Novanta (1)	1,370	112
OSI Systems (1)	3,720	378
Tech Data (1)	3,122	326

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Zebra Technologies, Class A (1)	2,535	523
		2,766
IT Services 4.4%
Black Knight (1)	7,475	456
Booz Allen Hamilton Holding	8,732	620
Broadridge Financial Solutions	985	123
CACI International, Class A (1)	2,070	479
CoreLogic (1)	6,495	301
Euronet Worldwide (1)	3,890	569
Gartner (1)	838	120
Global Payments	1,286	204
Leidos Holdings	6,848	588
MAXIMUS	5,966	461
Perspecta	11,400	298
VeriSign (1)	633	119
		4,338
Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries (1)	2,251	129
Cirrus Logic (1)	2,099	113
Entegris	9,957	469
Ichor Holdings (1)	4,392	106
Maxim Integrated Products	4,769	276
MaxLinear (1)	5,436	122
MKS Instruments	4,247	392
Monolithic Power Systems	880	137
Nanometrics (1)	7,260	237
ON Semiconductor (1)	7,567	145
Skyworks Solutions	1,211	96
Teradyne	5,704	330
		2,552
Software 4.4%
ACI Worldwide (1)	9,090	285
ANSYS (1)	439	97
Aspen Technology (1)	2,080	256
Blackbaud	3,545	320
Cadence Design Systems (1)	4,804	317
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

CyberArk Software (1)	1,000	100
Envestnet (1)	4,470	254
Fair Isaac (1)	2,037	618
Fortinet (1)	2,442	187
Globant (1)	1,000	92
j2 Global	3,909	355
LogMeIn	2,498	177
PTC (1)	1,510	103
RealPage (1)	3,332	210
Sapiens International	15,850	311
SS&C Technologies Holdings	8,388	433
Synopsys (1)	175	24
Tyler Technologies (1)	828	217
		4,356
Total Information Technology		14,338
MATERIALS 5.7%

Chemicals 3.0%
CF Industries Holdings	8,840	435
Chase	1,829	200
HB Fuller	6,700	312
Huntsman	15,392	358
Innospec	5,174	461
Methanex	2,470	88
Quaker Chemical	1,961	310
RPM International	6,600	454
Trinseo	2,520	108
Westlake Chemical	3,520	231
		2,957
Containers & Packaging 1.8%
Avery Dennison	3,040	345
Ball	3,950	287
Berry Global Group (1)	9,161	360
Packaging Corp. of America	3,762	399
UFP Technologies (1)	5,280	204
Westrock	3,844	140
		1,735
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Metals & Mining 0.8%
Kaiser Aluminum	2,726	270
Reliance Steel & Aluminum	3,800	379
Steel Dynamics	4,945	147
		796
Paper & Forest Products 0.1%
Louisiana-Pacific	5,037	124
		124
Total Materials		5,612
REAL ESTATE 10.6%

Equity Real Estate Investment Trusts 10.6%
American Campus Communities, REIT	9,370	451
Americold Realty Trust, REIT (2)	6,870	255
Apartment Investment & Management, Class A, REIT	6,663	347
Camden Property Trust, REIT	4,516	501
CoreSite Realty, REIT	3,234	394
CubeSmart, REIT	13,529	472
Digital Realty Trust, REIT	912	118
EPR Properties, REIT	5,453	419
Equity LifeStyle Properties, REIT	4,230	565
First Industrial Realty Trust, REIT	10,979	434
Four Corners Property Trust, REIT	9,923	281
Gaming and Leisure Properties, REIT	9,267	354
Highwoods Properties, REIT	2,927	132
JBG SMITH Properties, REIT	9,910	389
Lamar Advertising, Class A, REIT	2,828	232
National Health Investors, REIT	5,520	455
National Retail Properties, REIT	9,580	540
Omega Healthcare Investors, REIT	13,960	583
PS Business Parks, REIT	2,927	533
Rexford Industrial Realty, REIT	7,960	350
Ryman Hospitality Properties, REIT	4,206	344
Service Properties Trust, REIT	9,686	250
STORE Capital, REIT	15,290	572
Sun Communities, REIT	3,420	508
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

Terreno Realty, REIT	11,212	573
WP Carey, REIT	4,192	375
Total Real Estate		10,427
UTILITIES 4.4%
Electric Utilities 2.0%
OGE Energy	11,185	508
Pinnacle West Capital	5,521	536
PNM Resources	8,646	450
Portland General Electric	8,358	471
		1,965
Gas Utilities 1.1%
Atmos Energy	2,150	245
Southwest Gas Holdings	5,233	476
UGI	7,568	381
		1,102
Independent Power & Renewable Electricity Producers 0.4%
NRG Energy	9,310	369
		369
Water Utilities 0.9%
American Water Works	2,863	356
Aqua America	5,880	263
SJW Group	4,350	297
		916
Total Utilities		4,352
Total Common Stocks (Cost $85,565)		97,576

SHORT-TERM INVESTMENTS 1.0%
Short-Term Investments 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 2.00% (3)(4)	1,003,187	1,003

Total Short-Term Investments (Cost $1,003)		1,003

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. SMALL & MID-CAP CORE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.3%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 3.3%
Money Market Funds 3.3%
T. Rowe Price Short-Term Fund, 2.07% (3)(4)	320,654	3,206
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		3,206
Total Securities Lending Collateral (Cost $3,206)		3,206

Total Investments in Securities 103.5%
(Cost $89,774)		$101,785
Other Assets Less Liabilities (3.5)%		(3,435)
Net Assets 100.0%		$98,350

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2019.
(3) Seven-day yield
(4) Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$16
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$16+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$618		¤	¤ $	1,003
T. Rowe Price Short-Term
Fund	3,186		¤	¤	3,206
					$4,209^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $16 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,209.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE QM U.S. SMALL & MID-CAP CORE EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2019, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.